Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$140,050	$10,157	$150,207	$149,493	$12,345	$161,838
Interest income on net investment in finance leases	26,025	—	26,025	27,102	—	27,102
Interest income on container leaseback financing receivable	11,827	—	11,827	10,733	—	10,733
Variable lease revenue	3,568	536	4,104	3,226	333	3,559
Total lease rental income	$181,470	$10,693	$192,163	$190,554	$12,678	$203,232

	Six Months Ended June 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$281,128	$20,531	$301,659	$298,324	$24,701	$323,025
Interest income on net investment in finance leases	52,512	—	52,512	54,560	—	54,560
Interest income on container leaseback financing receivable	23,665	—	23,665	17,752	—	17,752
Variable lease revenue	7,956	1,272	9,228	5,995	618	6,613
Total lease rental income	$365,261	$21,803	$387,064	$376,631	$25,319	$401,950

Schedule of Components of Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Future minimum lease payments receivable	$2,370,152	$2,487,365
Residual value of containers	47,010	47,686
Less: unearned income	(661,325)	(713,736)
Net investment in finance leases (1)	1,755,837	1,821,315
Less: Allowance for credit losses	(892)	(1,279)
Net investment in finance leases, net (2)	$1,754,945	$1,820,036
Amounts due within one year	130,681	130,913
Amounts due beyond one year	1,624,264	1,689,123
Net investment in finance leases, net	$1,754,945	$1,820,036

(1)
One major customer represented 81.5% and 80.8% of the Company’s finance leases portfolio as of June 30, 2023 and December 31, 2022, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2)
As of June 30, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,576,494 and $1,659,155, respectively, and was measured using Level 2 inputs.

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Future minimum payments receivable	$1,295,692	$1,179,515
Less: unearned income	(401,301)	(354,769)
Container leaseback financing receivable (1)	894,391	824,746
Less: Allowance for credit losses	(63)	(114)
Container leaseback financing receivable, net (2)	$894,328	$824,632
Amounts due within one year	59,519	53,652
Amounts due beyond one year	834,809	770,980
Container leaseback financing receivable, net	$894,328	$824,632

(1)
One major customer represented 98.2% and 97.4% of the Company’s container leaseback financing receivable portfolio as of June 30, 2023 and December 31, 2022, respectively.

(2)
As of June 30, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $769,422 and $732,951, respectively, and was measured using Level 2 inputs.